Origin International Equity Fund
Origin International Equity Fund
Investment Objective
The ORIGIN INTERNATIONAL EQUITY FUND (the “Fund”) seeks to achieve long-term capital appreciation.
Expenses and Fees
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Origin International Equity Fund Class I Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Origin International Equity Fund Class I Shares
Management Fees		0.90%
Distribution (Rule 12b-1) Fees		none
Other Expenses	[1]	0.41%
Total Annual Fund Operating Expenses	[2]	1.31%
Fee Waiver and/or Expense Reimbursement	[2]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Origin Asset Management LLP ("Origin" or the "Adviser") has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.25% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2015, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recoup, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.  The Example below shows what you would pay if you invested $10,000 in the Fund’s Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years
Origin International Equity Fund Class I Shares	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies

The Fund primarily invests in equity securities of foreign (i.e., non-U.S.) companies, with equity market capitalization of more than $1 billion.  In selecting investments for the Fund, the Adviser uses a disciplined and systematic approach to identify companies which exhibit a positive balance of four characteristics:

1.              Strong capital management — companies which have a track record of high and rising cash flow return on investment;

2.              Undervaluation — companies whose ability to continue to generate high returns appears under-recognized by the current share price;

3.              Positive Relative Earnings Revisions — companies with improving near-term business prospects as measured by relative changes in analysts’ earnings forecasts; and

4.              Positive Relative Share Price Trend — companies whose attractive characteristics are starting to be recognized by the market.

The Adviser then ranks the companies on the basis of the four characteristics and conducts its own due diligence on those companies that appear at the top of its list to determine which companies will be selected for the Fund’s portfolio.  The Fund may focus its investments in specific sectors or industries and may not have exposure to all economic sectors; however, the Fund will not invest more than 25% of its assets in a single industry.  The Fund will normally invest its assets in equity securities of non-U.S. companies without regard to whether a company is located in a country with a developed or emerging market.

The Adviser reviews the portfolio on a monthly basis and may sell a portfolio security if it believes the fundamentals of the issuer are deteriorating, deems that the security has become overvalued, or determines that better investment opportunities are available.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return.  It is possible to lose money by investing in the Fund.

•                  Emerging Markets Risk:  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.  Investments in emerging markets may be considered speculative.  Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors.  In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Equity Securities Risk: Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•                  Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•                  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•                   Market Risk:  The risk that the market value of a security may, sometimes rapidly and unpredictably, fluctuate. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•                   Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors.  The Fund may not have exposure to all economic sectors.  To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•                  Small/Mid Cap Risk: The risk that securities of small or mid capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk.  Small and mid capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

•                  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information

The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.  The Fund does not yet have a full calendar year of operations, accordingly, there is no performance information included in this Prospectus.